Related Parties (Details) R$ in Thousands											12 Months Ended
	Oct. 30, 2024 BRL (R$) shares	Feb. 13, 2023 BRL (R$)	Dec. 15, 2022 BRL (R$)	Nov. 30, 2022 BRL (R$)	May 20, 2022 BRL (R$)	Apr. 28, 2022	Mar. 29, 2022 BRL (R$)	Mar. 28, 2022	Feb. 28, 2022 BRL (R$)	Jan. 27, 2022 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Aug. 14, 2024 BRL (R$)	Jul. 03, 2023 BRL (R$)	Dec. 31, 2021	Sep. 29, 2021 BRL (R$)	Sep. 03, 2021 BRL (R$)
Related Parties [Line Items]
Total value of loan, percentage											2.00%			5.00%			2.00%
Number of loan agreements			two		two			four		four	three
Principal amount (in Brazil Real)																	R$ 3,000
Interest rate			15.00%			100.00%				100.00%
Interest rate per annum						8.00%				3.00%
Amounts payable (in Brazil Real)													R$ 16,800
Maturity date			16 months
Remaining outstanding and payable (in Brazil Real)																	R$ 700
Percentage of premium loan														20.00%
Loan amount (in Brazil Real)			R$ 1,100		R$ 1,500
Repayment loan balance (in Brazil Real)				R$ 2,600
Advisor fee (in Brazil Real)											R$ 6,426	R$ 38,660	R$ 4,430
Number of stock option units issued											1,420,034	1,949,796	13,401,980			14,114,763
Percentage of options not yet exercisable											50.00%
Advisor Agreements [Member]
Related Parties [Line Items]
Number of stock option units issued									646,552		7,453,449
First Loan Agreements [Member]
Related Parties [Line Items]
Principal amount (in Brazil Real)										R$ 500				R$ 1,000
Interest rate		10.00%												10.00%
Maturity date		12 months
Percentage of CDI		100.00%
Second Loan Agreements [Member]
Related Parties [Line Items]
Principal amount (in Brazil Real)										300					R$ 1,000
Interest rate															23.25%
Third Loan Agreement [Member]
Related Parties [Line Items]
Principal amount (in Brazil Real)										R$ 1,200
Interest rate										100.00%
Interest rate per annum										3.00%
Fourth Loan Agreement [Member]
Related Parties [Line Items]
Principal amount (in Brazil Real)							R$ 1,200
Interest rate							100.00%
Interest rate per annum							3.00%
Schurmann [Member]
Related Parties [Line Items]
Principal amount (in Brazil Real)		R$ 3,300
Percentage of issued shares											44.10%
Nuvini S.A [Member]
Related Parties [Line Items]
Principal amount (in Brazil Real)			R$ 3,200
Interest rate			10.00%
Interest rate per annum			100.00%
Amounts payable (in Brazil Real)	R$ 10,700
Number of shares converted (in Shares) | shares	1,629,180
Aury Ronan Francisco [Member]
Related Parties [Line Items]
Interest rate																	3.00%
Loans received (in Brazil Real)																		R$ 3,700
Busnello and Leandro [Member]
Related Parties [Line Items]
Advisor fee (in Brazil Real)									R$ 1,500
Stock Options [Member]
Related Parties [Line Items]
Number of stock option units issued									285,171